Acquisition of subsidiaries - Fair value of assets and liabiliities (Details)	Nov. 30, 2019 USD ($)
Cash and cash equivalents acquired	$ 827,011
Other current assets	1,118,618
Deferred tax assets	2,887,353
Other non-current assets	87,226
Goodwill	24,711,613
Current liabilities	(2,010,290)
Deferred tax liabilities	(2,887,353)
Non-controlling interest	(168,788)
Total Consideration	48,761,943
Technology [Member]
Intangible assets	21,573,348
Trademarks [Member]
Intangible assets	$ 2,623,205
Minimum [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years
Maximum [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Xinruifeng subgroup
Cash and cash equivalents acquired	$ 472,974
Other current assets	262,373
Deferred tax assets	1,057,527
Other non-current assets	29,935
Goodwill	6,624,594
Current liabilities	(269,349)
Deferred tax liabilities	(1,057,527)
Non-controlling interest	(80,631)
Total Consideration	16,486,299
Xinruifeng subgroup | Technology [Member]
Intangible assets	9,446,403
Xinhujin subgroup
Cash and cash equivalents acquired	276,511
Other current assets	164,373
Deferred tax assets	1,170,995
Other non-current assets	14,176
Goodwill	5,159,916
Current liabilities	(241,318)
Deferred tax liabilities	(1,170,995)
Non-controlling interest	(37,986)
Total Consideration	11,212,797
Xinhujin subgroup | Technology [Member]
Intangible assets	5,877,125
Xinzhihui subgroup
Cash and cash equivalents acquired	77,526
Other current assets	691,872
Deferred tax assets	658,831
Other non-current assets	43,115
Goodwill	12,927,103
Current liabilities	(1,499,623)
Deferred tax liabilities	(658,831)
Non-controlling interest	(50,171)
Total Consideration	21,062,847
Xinzhihui subgroup | Technology [Member]
Intangible assets	6,249,820
Xinzhihui subgroup | Trademarks [Member]
Intangible assets	$ 2,623,205